SCHEDULE OF INVESTMENTS
Thornburg New Mexico Intermediate Municipal Fund
June 30, 2026 (Unaudited)

ISSUER-DESCRIPTION		SHARES/PRINCIPAL AMOUNT	VALUE
	LONG-TERM MUNICIPAL BONDS — 91.5%
	Alamogordo Municipal School District No. 1 (State Aid Withholding) GO, 5.00% due 8/1/2032	$290,000	$320,809
	Albuquerque Municipal School District No. 12 (Bernalillo & Sandoval Counties School Facilities) (State Aid Withholding) GO, Series 2017, 5.00% due 8/1/2031	1,000,000	1,001,786
	Albuquerque Municipal School District No. 12 (State Aid Withholding) GO,
	5.00% due 8/1/2033	250,000	259,962
	Series 2017, 5.00% due 8/1/2028	600,000	601,072
	Series A, 5.00% due 8/1/2032 - 8/1/2040	1,800,000	1,950,260
	Antonio B Won Pat International Airport Authority AMT,
	Series A,
	5.00% due 10/1/2034	100,000	109,233
	5.25% due 10/1/2039	100,000	108,302
	City of Albuquerque GO, Series A, 5.00% due 7/1/2039	1,000,000	1,117,197
	City of Albuquerque GRT,
	5.00% due 7/1/2038	125,000	139,166
	Series B, 5.00% due 7/1/2040	500,000	546,993
	City of Albuquerque Refuse Removal & Disposal Revenue, 5.00% due 7/1/2030 - 7/1/2036	340,000	364,310
	City of Albuquerque Transportation Infrastructure GRT, 4.00% due 7/1/2031	800,000	817,022
	City of Farmington (Public Service Co. of New Mexico),
[a]	Series C, 3.875% due 6/1/2040 (put 6/1/2029)	2,015,000	2,057,087
[a]	Series D, 3.90% due 6/1/2040 (put 6/1/2028)	2,180,000	2,218,549
	City of Las Cruces (Joint Utility System), 4.00% due 6/1/2028	475,000	475,483
	City of Rio Rancho GRT, 5.00% due 6/1/2041 - 6/1/2045	2,065,000	2,232,451
	City of Rio Rancho Water & Wastewater System Revenue, 5.00% due 5/15/2046	285,000	309,914
	City of Roswell (Joint Water & Sewer Improvement) (BAM), 5.00% due 6/1/2035 - 6/1/2036	1,220,000	1,221,546
	City of Roswell GRT, 4.00% due 8/1/2030	200,000	202,007
	City of Santa Fe (El Castillo Retirement Residences Obligated Group), Series A, 5.00% due 5/15/2034	125,000	127,320
	City of Santa Fe (Public Facilities) GRT, Series A, 5.00% due 6/1/2034 - 6/1/2038	1,870,000	1,938,106
	City of Santa Fe GO, 5.00% due 8/1/2037	880,000	998,349
	County of Bernalillo (Government Services) (NPFG) GRT, Series B, 5.70% due 4/1/2027	290,000	297,015
	County of Bernalillo (Government Services) GRT,
	5.25% due 4/1/2027	10,000	10,209
	Series B, 5.70% due 4/1/2027	1,070,000	1,095,881
	County of Los Alamos Revenue GRT, 5.00% due 6/1/2043 - 6/1/2046	900,000	997,524
	County of McKinley (BAM) GRT, 4.00% due 6/1/2043	750,000	747,799
	County of San Juan (County Capital Improvements) GRT, Series B, 5.00% due 6/15/2028 - 6/15/2030	2,645,000	2,649,670
	County of Santa Fe (County Correctional System) (AG), 6.00% due 2/1/2027	210,000	213,766
[a]	County of Santa Fe (Cresta Ranch Apartments LLP), 3.29% due 12/10/2049 (put 6/1/2028)	500,000	501,631
	County of Santa Fe GO, 4.25% due 7/1/2038	1,065,000	1,099,702
	Fiesta Public Improvement District (Improvement Area 1) (BAM), 4.50% due 10/1/2045	420,000	415,906
	Guam Government Waterworks Authority, 5.00% due 1/1/2046	1,010,000	1,010,278
	Guam Government Waterworks Authority (Water & Wastewater System), Series A, 5.50% due 7/1/2045	500,000	551,416
	Guam Power Authority, Series A, 5.00% due 10/1/2042	1,750,000	1,824,266
	Guam Power Authority (Electric Power System), Series A, 5.00% due 10/1/2026	730,000	733,413
	Hobbs School District No. 16 (State Aid Withholding) GO, 5.00% due 9/15/2026 - 9/15/2027	650,000	660,633
	Inspiration Public Improvement District (BAM), 4.00% due 10/1/2044	350,000	334,057
	Lea County Public School District No. 8 Eunice (State Aid Withholding) GO, 5.00% due 9/15/2032 - 9/15/2033 (pre-refunded 9/15/2029)	2,185,000	2,360,001
	Los Diamantes Public Improvement District (BAM), 4.00% due 10/1/2044	500,000	501,891
	Loving Municipal School District No. 10 (State Aid Withholding) GO, 5.00% due 9/15/2027	1,085,000	1,113,994
[b,c]	Mesa Del Sol Public Improvement District No. 1, Series A, 5.10% due 10/1/2046	415,000	419,998
	New Mexico Finance Authority,
	Series A, 5.00% due 6/15/2041	1,000,000	1,133,638
	Series D, 5.00% due 6/1/2040	845,000	889,943
	New Mexico Finance Authority (Public Project Revolving Fund),
	Series B,
	4.00% due 6/1/2029 - 6/1/2030	2,425,000	2,427,409
	5.00% due 6/1/2043 - 6/15/2046	1,300,000	1,412,033
	Series C, 5.00% due 6/1/2032 - 12/15/2045	880,000	932,439
	Series D, 4.00% due 6/1/2033 - 6/1/2034	1,330,000	1,330,913
	New Mexico Hospital Equipment Loan Council (Presbyterian Healthcare Services Obligated Group),
	Series A,
	4.00% due 8/1/2036 - 8/1/2037	3,965,000	3,917,964
	5.00% due 8/1/2037 - 8/1/2039	1,770,000	1,826,074
	New Mexico Institute of Mining & Technology (Campus Buildings Acquisition & Improvements) (AG), 4.00% due 12/1/2040	700,000	700,791
	New Mexico Mortgage Finance Authority,

SCHEDULE OF INVESTMENTS, Continued
Thornburg New Mexico Intermediate Municipal Fund
June 30, 2026 (Unaudited)

ISSUER-DESCRIPTION		SHARES/PRINCIPAL AMOUNT	VALUE
	Series A, 4.60% due 9/1/2046	$900,000	$911,213
	Series A-1, 3.20% due 9/1/2031	460,000	458,562
	New Mexico Mortgage Finance Authority (FHLMC, FNMA, GNMA),
	Series A,
	3.85% due 9/1/2035	535,000	527,964
	4.25% due 9/1/2043	995,000	984,197
	4.50% due 9/1/2044	220,000	222,156
	4.55% due 9/1/2045	655,000	643,959
	Series B, 4.55% due 9/1/2043	1,485,000	1,520,732
	Series C Class I,
	4.60% due 9/1/2044	1,465,000	1,502,640
	4.95% due 9/1/2045	1,440,000	1,478,065
	Series C,
	4.55% due 9/1/2043	1,235,000	1,267,187
	4.65% due 9/1/2046	295,000	299,468
	Series E, 5.05% due 9/1/2045	1,000,000	1,052,873
	Series F Class I, 2.85% due 7/1/2039	775,000	665,158
[a]	New Mexico Municipal Energy Acquisition Authority (Guaranty: Royal Bank of Canada), 5.00% due 6/1/2054 (put 11/1/2030)	2,790,000	2,964,400
	Regents of New Mexico State University, Series A, 5.00% due 4/1/2035 - 4/1/2036	900,000	910,733
	Regents of New Mexico State University (Campus Buildings Acquisition & Improvements), Series A, 5.00% due 4/1/2032	385,000	390,643
	Santa Fe Public School District (State Aid Withholding) GO, 5.00% due 8/1/2026 - 8/1/2031	770,000	785,110
	State of New Mexico GO, 5.00% due 3/1/2035	1,000,000	1,067,697
	State of New Mexico Severance Tax Permanent Fund,
	5.00% due 7/1/2028	465,000	487,152
	Series A, 5.00% due 7/1/2029 - 7/1/2035	1,500,000	1,606,505
	Territory of Guam, Series G, 5.25% due 1/1/2040	350,000	384,916
	Town of Silver City (BAM) GRT, 5.00% due 6/1/2037	610,000	639,759
	University of New Mexico, Series A, 4.00% due 6/1/2032	385,000	385,298
	University of New Mexico (AG), 4.375% due 6/1/2043	1,005,000	1,029,955
	Village of Los Ranchos de Albuquerque (Albuquerque Academy),
	4.00% due 9/1/2040	2,700,000	2,673,113
	5.00% due 9/1/2031	300,000	322,172
	Volterra Public Improvement District (BAM), 4.00% due 10/1/2043	1,000,000	994,821
	TOTAL LONG-TERM MUNICIPAL BONDS — 91.5% (Cost $76,102,232)		77,403,626
	SHORT-TERM INVESTMENTS — 1.4%
	MUTUAL FUND — 0.0%
[d]	State Street Institutional Treasury Money Market Fund, Premier Class, 3.59%	23,251	23,251
	TOTAL MUTUAL FUND — 0.0% (Cost $23,251)		23,251
	U.S. TREASURY SECURITIES — 1.4%
	U.S. Treasury Bills,
	3.63% due 7/14/2026	281,000	280,637
	3.644% due 7/21/2026	850,000	848,308
	TOTAL U.S. TREASURY SECURITIES — 1.4% (Cost $1,128,945)		1,128,945
	TOTAL SHORT-TERM INVESTMENTS — 1.4% (Cost $1,152,196)		1,152,196
	Total Investments — 92.9% (Cost $77,254,428)		$78,555,822
	Other Assets Less Liabilities — 7.1%		6,000,738
	Net Assets — 100.0%		$84,556,560

Footnote Legend
a
Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule.
The rates shown are those in effect on June 30, 2026.

b
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2026, the aggregate value of these securities in the Fund’s portfolio was
$419,998, representing 0.50% of the Fund’s net assets.

c	When-issued security.
d	Rate represents the money market fund annualized seven-day yield on June 30, 2026.

SCHEDULE OF INVESTMENTS, Continued
Thornburg New Mexico Intermediate Municipal Fund
June 30, 2026 (Unaudited)

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:

AG	Insured by Assured Guaranty, Inc.
AMT	Alternative Minimum Tax
BAM	Insured by Build America Mutual Insurance Co.
FHLMC	Collateralized by Federal Home Loan Mortgage Corp.
FNMA	Collateralized by Federal National Mortgage Association
GNMA	Collateralized by Government National Mortgage Association
GO	General Obligation
GRT	Gross Receipts Tax
NPFG	Insured by National Public Finance Guarantee Corp.

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg New Mexico Intermediate Municipal Fund
June 30, 2026 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg New Mexico Intermediate Municipal Fund (the “Fund”) is a non-diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-six separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers three classes of shares of beneficial interest: Class A, Class D, and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee" as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.